SCHEDULE III REAL ESTATE AND ACCUMULATED DEPRECIATION (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Real Estate Properties
Balance at the beginning of the period	$ 1,343,581	$ 966,620	$ 576,757
Additions	192,673	378,275	389,863
Disposals	(13,300)	(1,314)
Balance at the end of the period	1,522,954	1,343,581	966,620
Accumulated Depreciation
Balance at the beginning of the period	156,274	130,973	113,027
Additions	32,078	26,615	17,946
Disposals	(13,300)	(1,314)
Balance at the end of the period	$ 175,052	$ 156,274	$ 130,973